As filed with the Securities and Exchange Commission on March 1, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

	Perkins Discovery Fund Schedule of Investments December 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS - 75.7%
Capital Goods - 6.4%
40,000	BTU International, Inc. *	$504,396
12,500	Fiberstars, Inc. *	106,875
		611,271
Commercial Services & Supplies - 7.6%
28,000	Cash Systems, Inc. *	245,560
2,100	Ceco Environmental Corp. *	12,054
26,000	IntegraMed America, Inc. *	344,240
25,000	National Technical Systems, Inc. *	125,000
		726,854
Computers - 7.8%
22,500	Applix, Inc. *	164,250
50,000	Datalink Corp. *	185,000
40,000	Hei, Inc. *	162,000
150,000	Mitek Systems, Inc. *	235,500
		746,750
Consumer Durables & Apparel - 3.2%
22,500	Cobra Electronics Corp. *	300,825
Energy - 1.7%
25,000	Exploration Co. *	161,500
Health Care Equipment & Services - 1.3%
60,000	I-trax, Inc. *	123,600
Health Care Equipment & Supplies - 16.9%
100,000	CardioGenesis Corp. *	42,000
35,000	Criticare Systems, Inc. *	173,600
100,000	Health Fitness Corp. *	263,000
30,000	MEDTOX Scientific, Inc. *	227,400
10,000	Micrus Endovascular Corp. *	87,000
12,500	Possis Medical, Inc. *	124,375
35,000	Rita Medical Systems, Inc. *	136,850
37,500	Sonic Innovations, Inc. *	158,625
25,000	Spectranetics Corp. *	281,250
128,000	Spectrascience, Inc. *#	115,200
		1,609,300
Healthcare - Services - 1.6%
25,000	American Shared Hospital Services	157,000
Media - 5.9%
165,000	ACT Teleconferencing, Inc. *	31,350
550,000	Insignia Systems, Inc. *	396,220
25,000	Navarre Corp. *	138,250
		565,820
Oil & Gas - 3.2%
15,000	Double Eagle Petroleum Co. *	306,000
Personal Products - 1.0%
10,000	Natural Health Trends Corp. *	96,500
Pharmaceuticals - 3.3%
15,000	Matrixx Initiatives, Inc. *	314,250
Retailing - 3.6%
40,000	Appliance Recycling Centers of America, Inc. *	196,000
30,000	Granite City Food & Brewery Ltd. *	142,200
		338,200

Semiconductor & Semiconductor Equipment - 3.0%
25,000	Asyst Technologies, Inc. *	143,000
30,000	FSI International, Inc. *	138,000
		281,000
Software & Services - 3.7%
25,000	Edgewater Technology, Inc. *	147,500
20,000	eLoyalty Corp. *	205,800
		353,300
Technology Hardware & Equipment - 5.5%
27,500	Addvantage Technologies Group, Inc. *	168,025
40,000	Ciprico, Inc. *	228,000
20,000	Globecomm Systems, Inc. *	123,400
		519,425

TOTAL COMMON STOCKS (Cost $5,515,006)		7,211,595
RIGHTS - 0.0%
Computers - 0.0%
2,500	Intelli-check, Inc. * (cost $0)	0
WARRANTS - 0.0%
Heathcare - Products - 0.0%
4,500	Hypertension Diagnostics, Inc. Wts., Exp. 1/23/2006* (cost $0)	364
SHORT TERM INVESTMENTS - 24.2%
Money Market Investments - 24.2%
2,298,911	SEI Daily Income Trust Government Fund - Class B (cost $2,298,911)	2,298,911
Total Investments (Cost $7,813,917) - 99.9%		9,510,870
Other Assets in Excess of Liabilities - 0.1%		10,062
TOTAL NET ASSETS - 100.0%		$9,520,932

Percentages are stated as a percent of net assets.

* Non-income producing security
# Security valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+:

Cost of investments	$7,836,012
Gross unrealized appreciation	2,052,739
Gross unrealized depreciation	(377,581)
Net unrealized appreciation	$1,675,158

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*        /s/ Robert M. Slotky
                                                                          Robert M. Slotky, President

Date            2/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert M. Slotky
                                                                          Robert M. Slotky, President

Date            2/24/06

By (Signature and Title)*        /s/ Eric W. Falkeis
                                                                          Eric W. Falkeis, Treasurer

Date            2/24/06

* Print the name and title of each signing officer under his or her signature.